Prepayment, Deposits and Other Receivables (Details) - Schedule of Prepayment, Deposits and Other Receivables		Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)
Schedule of Prepayment, Deposits and Other Receivables [Abstract]
Prepayments	[1]	$ 698,581	$ 89,466	$ 614,545
Other deposits	[2]	1,335,268	171,006	1,862,922
Rental deposits				515,583
Remuneration receivables from the customers to customers’ employees	[3]	753,715	96,528	1,377,989
Other receivables	[4]			83,784
Total Prepayment, deposits and other receivables, net		$ 2,787,564	$ 357,000	$ 4,454,823

[1]	It includes the expenses paid in advance to service providers.
[2]	It is refundable deposits to in-country partners upon the termination of services.
[3]	It represents the unsettled payments from customers in respect of the Group’s invoices issued for payments of salaries and other statutory contributions (if applicable) of employees of the customers.
[4]	It includes the out-of-pocket payments to be collected from the Group’s service clients.